RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2018
Related Party Transaction [Line Items]
Sales to related parties				¥ 2,157	$ 338	¥ 1,326	¥ 1,624
Proceeds from loans from related parties							2,000
Repayments of loans from related parties							63,819
Amounts due from related parties, current	¥ 2,845			2,845		322			$ 446
Amounts due from related parties, non-current	4,223			4,223					663
Amounts due to related parties	8,853			8,853		485			1,389
Operating lease right-of-use assets, related party	32,944			32,944		174			5,170
Current operating lease liabilities - related party	23,270			23,270		174			3,652
Non-current operating lease liabilities - related party	5,501			5,501		0			863
Hongen Kindergartens | Offline products and others
Related Party Transaction [Line Items]
Sales to related parties				2,157	338	1,326	1,624
Hongen Kindergartens | Research and development outsourcing services
Related Party Transaction [Line Items]
Expenses from transactions with related parties				459	72	381
Perfect World Group
Related Party Transaction [Line Items]
Assets transferred to related parties	429	$ 67	¥ 8,405	429	67	8,405
Amounts due from related parties, current	2,799			2,799					439
Amounts due from related parties, non-current	4,223			4,223					663
Amounts due to related parties	8,853			8,853		358			1,389
Operating lease right-of-use assets, related party	32,944			32,944		174			5,170
Current operating lease liabilities - related party	23,270			23,270		174			3,652
Non-current operating lease liabilities - related party	5,501			5,501					863
Gain loss recognized	0		¥ 0
Perfect World Group | Rental and property management services
Related Party Transaction [Line Items]
Expenses from transactions with related parties				26,463	4,153	240	240
Perfect World Group | Administrative, IP licensing and other services
Related Party Transaction [Line Items]
Expenses from transactions with related parties				3,979	$ 624	1,303	2,059
Shihezi Happy Forever
Related Party Transaction [Line Items]
Proceeds from loans from related parties								¥ 24,700
Repayments of loans from related parties							51,819
Accumulative balance								51,819
Hongen Education
Related Party Transaction [Line Items]
Amounts due from related parties, current	¥ 46			¥ 46		322			$ 7
Amounts due to related parties						¥ 127
Two shareholders
Related Party Transaction [Line Items]
Proceeds from loans from related parties							2,000	¥ 10,000
Repayments of loans from related parties							¥ 12,000
Loan facility term										2 years